7. Trade Accounts Receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfTradeReceivablesLineItems [Line Items]
Balances falling due	R$ 2,468,471
Overdue up to 90 days	363,771
Overdue for more than 90 days	162,080
Trade accounts receivable	2,994,322	R$ 2,488,141
Trade accounts receivable, current	2,733,240	2,217,355	R$ 3,032,827
Trade accounts receivable, noncurrent	261,082	270,786	R$ 75,062
Customers
DisclosureOfTradeReceivablesLineItems [Line Items]
Balances falling due	1,695,109
Overdue up to 90 days	345,445
Overdue for more than 90 days	228,386
Trade accounts receivable	2,268,940	1,967,632
Customers | Residential
DisclosureOfTradeReceivablesLineItems [Line Items]
Balances falling due	308,315
Overdue up to 90 days	190,376
Overdue for more than 90 days	14,126
Trade accounts receivable	512,817	447,345
Customers | Industrial
DisclosureOfTradeReceivablesLineItems [Line Items]
Balances falling due	314,817
Overdue up to 90 days	37,788
Overdue for more than 90 days	76,722
Trade accounts receivable	429,327	313,963
Customers | Commercial
DisclosureOfTradeReceivablesLineItems [Line Items]
Balances falling due	257,733
Overdue up to 90 days	56,316
Overdue for more than 90 days	26,533
Trade accounts receivable	340,582	267,647
Customers | Rural
DisclosureOfTradeReceivablesLineItems [Line Items]
Balances falling due	55,626
Overdue up to 90 days	19,965
Overdue for more than 90 days	4,940
Trade accounts receivable	80,531	68,611
Customers | Public Entities
DisclosureOfTradeReceivablesLineItems [Line Items]
Balances falling due	40,358
Overdue up to 90 days	9,476
Overdue for more than 90 days	5,992
Trade accounts receivable	55,826	64,581
Customers | Public lighting
DisclosureOfTradeReceivablesLineItems [Line Items]
Balances falling due	37,590
Overdue up to 90 days	81
Overdue for more than 90 days	13
Trade accounts receivable	37,684	28,991
Customers | Public service
DisclosureOfTradeReceivablesLineItems [Line Items]
Balances falling due	37,667
Overdue up to 90 days	1,279
Overdue for more than 90 days	834
Trade accounts receivable	39,780	34,391
Customers | Unbilled
DisclosureOfTradeReceivablesLineItems [Line Items]
Balances falling due	410,086
Overdue up to 90 days	0
Overdue for more than 90 days	0
Trade accounts receivable	410,086	377,498
Customers | Energy installments plan (7.1)
DisclosureOfTradeReceivablesLineItems [Line Items]
Balances falling due	143,720
Overdue up to 90 days	13,722
Overdue for more than 90 days	32,819
Trade accounts receivable	190,261	193,426
Customers | Low income subsidy - Eletrobras
DisclosureOfTradeReceivablesLineItems [Line Items]
Balances falling due	14,435
Overdue up to 90 days	0
Overdue for more than 90 days	0
Trade accounts receivable	14,435	12,128
Customers | Other receivables
DisclosureOfTradeReceivablesLineItems [Line Items]
Balances falling due	74,762
Overdue up to 90 days	16,442
Overdue for more than 90 days	66,407
Trade accounts receivable	157,611	159,051
Concessionaires and Permission holder
DisclosureOfTradeReceivablesLineItems [Line Items]
Balances falling due	556,878
Overdue up to 90 days	3,770
Overdue for more than 90 days	196,938
Trade accounts receivable	757,586	620,036
Concessionaires and Permission holder | Unbilled
DisclosureOfTradeReceivablesLineItems [Line Items]
Balances falling due	31,671
Overdue up to 90 days	0
Overdue for more than 90 days	0
Trade accounts receivable	31,671	28,873
Concessionaires and Permission holder | Energy purchase agreements in the regulated market - CCEAR
DisclosureOfTradeReceivablesLineItems [Line Items]
Balances falling due	69,413
Overdue up to 90 days	694
Overdue for more than 90 days	6,406
Trade accounts receivable	76,513	116,516
Concessionaires and Permission holder | Bilateral contracts
DisclosureOfTradeReceivablesLineItems [Line Items]
Balances falling due	184,793
Overdue up to 90 days	3,027
Overdue for more than 90 days	7,690
Trade accounts receivable	195,510	102,570
Concessionaires and Permission holder | CCEE
DisclosureOfTradeReceivablesLineItems [Line Items]
Balances falling due	260,981
Overdue up to 90 days	0
Overdue for more than 90 days	181,560
Trade accounts receivable	442,541	354,662
Concessionaires and Permission holder | Quota system and Reimbursement to generators
DisclosureOfTradeReceivablesLineItems [Line Items]
Balances falling due	10,020
Overdue up to 90 days	49
Overdue for more than 90 days	1,282
Trade accounts receivable	11,351	17,415
Charges from using transmission grid
DisclosureOfTradeReceivablesLineItems [Line Items]
Balances falling due	151,204
Overdue up to 90 days	3,120
Overdue for more than 90 days	7,696
Trade accounts receivable	162,020	104,831
Telecommunications
DisclosureOfTradeReceivablesLineItems [Line Items]
Balances falling due	31,069
Overdue up to 90 days	12,344
Overdue for more than 90 days	22,356
Trade accounts receivable	65,769	81,374
Gas distribution
DisclosureOfTradeReceivablesLineItems [Line Items]
Balances falling due	37,195
Overdue up to 90 days	2,037
Overdue for more than 90 days	10,605
Trade accounts receivable	49,837	69,934
Allowance for doubtful accounts
DisclosureOfTradeReceivablesLineItems [Line Items]
Balances falling due	(2,984)
Overdue up to 90 days	(2,945)
Overdue for more than 90 days	(303,901)
Trade accounts receivable	R$ (309,830)	R$ (355,666)